FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 08, 2021 USD ($)
Disclosure of financial liabilities [line items]
Borrowings	$ 8,836.9	$ 9,266.8	$ 8,001.8
Interest rate risk | Fixed | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	86.50%	67.10%
Interest rate risk | Floating | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	13.50%	32.90%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5.7	$ 29.9
Commodity price risk
Disclosure of financial liabilities [line items]
10% decrease in average recycled commodity prices from the average prices, impact on revenues	10.7	14.9
Commodity price risk | Diesel Fuel Commodity Contracts
Disclosure of financial liabilities [line items]
Current derivative financial liabilities	0.0
Losses on change in fair value of derivatives	0.5
Currency risk
Disclosure of financial liabilities [line items]
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in annual revenue	33.9	31.3
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in adjusted EBITDA	10.2	8.8
Gains on change in fair value of derivatives	28.5	64.9
Cost
Disclosure of financial liabilities [line items]
Borrowings	$ 8,834.6	$ 9,252.0
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate				8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of financial liabilities [line items]
Average rate of hedging instrument				8.828%
Notional amount per note				$ 348.0